Commitments and Contingencies - Schedule of Group's future minimum commitments under non-cancelable agreements (Detail) ¥ in Thousands	Dec. 31, 2019 CNY (¥)
Future minimum commitments [Line Items]
Purchase commitments	¥ 48,342
Total	48,342
Less than one year [Member]
Future minimum commitments [Line Items]
Purchase commitments	45,076
Total	45,076
One to three years [Member]
Future minimum commitments [Line Items]
Purchase commitments	3,021
Total	3,021
More than three years [Member]
Future minimum commitments [Line Items]
Purchase commitments	245
Total	¥ 245